SUPPLEMENT TO THE
FIDELITY MICHIGAN,
MINNESOTA, AND OHIO MUNICIPAL FUNDS' FEBRUARY 28, 1997 PROSPECTUS
The following changes are effective April 1, 1997:
Fidelity Michigan Municipal Income Fund has changed its name to Spartan(registered trademark) Michigan Municipal Income Fund.
Fidelity Minnesota Municipal Income Fund has changed its name to Spartan Minnesota Municipal Income Fund.
Fidelity Ohio Municipal Income Fund has changed its name to Spartan Ohio Municipal Income Fund.
With respect to Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Ohio Municipal Income Fund, the minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans $500
MINIMUM BALANCE $5,000
With respect to Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Ohio Municipal Income Fund, the minimum check amount has been increased to $1,000.
References to the minimums throughout the prospectus are changed to the referenced minimums with respect to Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Ohio Municipal Income Fund.
The following information replaces similar information found in "Expenses" on page 5:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 36 for an explanation of how and when these charges apply.
Maximum sales charge on purchases                                None
and reinvested distributions

Deferred sales charge on redemptions                             None

Redemption fee (as a % of amount redeemed on shares held less    None
than 180 days)

Exchange Fee                                                     None

Annual account maintenance fee                                   $12.0
(for accounts under $2,500)                                      0

ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 25).
The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets. SPARTAN MI MUNI INCOME
Management fee                  .36%

12b-1 fee                       None

Other expenses                  .19%

Total fund operating expenses   .55%

SPARTAN MN MUNI INCOME
Management fee                  .35%

12b-1 fee                       None

Other expenses                  .20%

Total fund operating expenses   .55%

SPARTAN OH MUNI INCOME
Management fee                  .36%

12b-1 fee                       None

Other expenses                  .19%

Total fund operating expenses   .55%

EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated.
SPARTAN MI MUNI INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

SPARTAN MN MUNI INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

SPARTAN OH MUNI INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. Effective April 1, 1997, FMR voluntarily agreed to implement an expense cap for Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, and Spartan Ohio Municipal Income Fund. FMR will reimburse each fund to the extent that total operating expenses exceed .55%. Each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. If these agreements were not in effect, the management fee and total operating expenses would be .40% and
 .59% for Spartan Michigan Municipal Income Fund, .40% and .60% for Spartan Minnesota Municipal Income Fund, and .40% and .59% for Spartan Ohio Municipal Income Fund.
   The following information replaces the information found in "Charter" on beginning on page 16:
For the money market funds, the number of votes you are entitled to is based on the dollar value of your investment.
The following information replaces similar information found in "Charter" on page 17:
George Fischer is manager of Spartan Ohio Municipal Income, which he has managed since April 1997. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.

SUPPLEMENT TO FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND
FUNDS OF FIDELITY MUNICIPAL TRUST II
FIDELITY MICHIGAN MUNICIPAL INCOME FUND
FIDELITY MINNESOTA MUNICIPAL INCOME FUND
FIDELITY OHIO MUNICIPAL INCOME FUND
FUNDS OF FIDELITY MUNICIPAL TRUST
FEBRUARY 28, 1997
STATEMENT OF ADDITIONAL INFORMATION
   THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2:
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF MICHIGAN MUNICIPAL MONEY MARKET FUND
(MICHIGAN MONEY MARKET FUND)
    THE FOLLOWING ARE THE MICHIGAN MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
(3) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to the purchase of debt securities or to repurchase agreements).
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-ended management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. INVESTMENT LIMITATIONS OF FIDELITY OHIO MUNICIPAL MONEY MARKET FUND
(OHIO MONEY MARKET FUND)
    THE FOLLOWING ARE OHIO MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
(3) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-ended management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 34:
   The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five
years. Trustees and officers elected or appointed to     Fidelity Municipal
Trust    prior to the fund's conversion from a series of a Massachusetts business trust served in identical capacities. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees and Members of the Advisory Board who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*J. GARY BURKHEAD (55), Member of the Advisory Board (1997), is Vice Chairman of FMR Corp. (1997) and President of Fidelity Investments Institutional Services Company, Inc. (1997). Previously, Mr. Burkhead served as President and a Director of FMR.
WILLIAM O. McCOY (63), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 34:
ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer
(1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
*ROBERT C. POZEN (51), Trustee and Senior Vice President (1997), is President and a Director of FMR (1997); and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
DWIGHT D. CHURCHILL (43), is Vice President of Spartan Michigan Municipal Income, Spartan Minnesota Municipal Income, and Spartan Ohio Municipal Income (1997), and other funds advised by FMR. He joined Fidelity in 1993. BOYCE GREER (41), Vice President of Fidelity Ohio Municipal Money Market and Fidelity Michigan Municipal Money Market (1997), and other funds advised by FMR. He joined Fidelity in 1991.
GEORGE A. FISCHER (36), is Vice President of Spartan Ohio Municipal Income
(1997) and an employee of FMR (1989).
DIANE M. MCLAUGHLIN (34), is Vice President of Michigan Municipal Money Market (1997) and an employee of FMR (1992).
JONATHAN D. SHORT (34), is Vice President of Spartan Minnesota Municipal Income (1995) and an employee of FMR (1990).
THE FOLLOWING INFORMATION REPLACES THE BIOGRAPHICAL INFORMATION FOR KENNETH
A. RATHGEBAR IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 34:
RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 34.
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended December 31, 1996.
COMPENSATION TABLE



Aggregate J. Gary   Ralph Phyllis Richard  Edward C. E.      Donald Peter S. William     Gerald      Edward      Marvin      Thomas
Compensat
ion       Burkhead
          **        F.Cox Burke   J.       Johnson
                                           3d**      Bradley J.Kirk Lynch**  O.          C.          H.          L.          R.
From a
 Fund                     Davis   Flynn***           Jones                   McCoy****   McDonough   Malone***   Mann      Williams

Michigan
 Municipal$ 0       $ 160$ 159    $ 197     $ 0      $ 159   $ 160  $ 0      $ 94        $ 160       $ 159       $ 157       $ 160
IncomeA,B

Minnesota
 Municipal$ 0       $ 104  $ 103  $ 128     $ 0      $ 103   $ 104  $ 0      $ 61        $ 104       $ 103       $ 102       $ 104
IncomeA,C

Ohio
 Municipal$ 0       $ 133  $ 131  $ 163     $ 0      $ 131   $ 132  $ 0      $ 78        $ 132       $ 131       $ 130       $ 132
IncomeA,D

Michigan
 Municipal$ 0       $ 80   $ 78   $ 98      $ 0      $ 78     $ 79  $ 0      $ 48        $ 79        $ 79        $ 78        $ 79
Money MarketA,E

Ohio
Municipal$ 0        $ 106  $ 104  $ 130     $ 0       $ 104   $ 105 $ 0      $ 64        $ 105       $ 104       $ 103       $ 105
Money MarketA,F

Total
 Compen
sation   $ 0        $ 137,
                    700   $ 134,
                          700     $ 168,000 $ 0       $134,700 $136,
                                                               200   $ 0     $ 85,333    $ 136,200   $ 136,200   $ 134,700  $136,200
From the Fund
Complex*,A


* Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by
FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
**** During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Mr. McCoy was appointed to the Board of Trustees of Fidelity Municipal Trust, effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Fidelity Municipal Trust II on July 16, 1997.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $5, Phyllis Burke Davis, $5, Richard J. Flynn, $0, E. Bradley Jones, $5, Donald J. Kirk, $5, William O. McCoy, $0, Gerald C. McDonough, $5, Edward H. Malone, $5, Marvin L. Mann, $5, and Thomas R. Williams, $5.
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $3, Phyllis Burke Davis, $3, Richard J. Flynn, $0, E. Bradley Jones, $3, Donald J. Kirk, $3, William O. McCoy, $0, Gerald C. McDonough, $3, Edward H. Malone, $3, Marvin L. Mann, $3, and Thomas R. Williams, $3.
F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity Funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
   EFFECTIVE AUGUST 1, 1997, THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND FOR FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND AND FIDELITY OHIO MUNICIPAL MONEY MARKET FUND IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 37:
FMR is Fidelity Michigan Municipal Money Market Fund's and Fidelity Ohio Municipal Money Market Fund's manager pursuant to management contracts each dated August 1, 1997, which were approved by shareholders of each fund on July 16, 1997.
MANAGEMENT FEE. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
The following is the fee schedule for Fidelity Michigan Municipal Money Market Fund and Fidelity Ohio Municipal Money Market Fund.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual
Assets            Rate         Assets           Fee Rate

 0 - $3 billion   .3700%        $ 0.5 billion   .3700%

 3 - 6            .3400          25             .2664

 6 - 9            .3100          50             .2188

 9 - 12           .2800          75             .1986

 12 - 15          .2500          100            .1869

 15 - 18          .2200          125            .1793

 18 - 21          .2000          150            .1736

 21 - 24          .1900          175            .1695

 24 - 30          .1800          200            .1658

 30 - 36          .1750          225            .1629

 36 - 42          .1700          250            .1604

 42 - 48          .1650          275            .1583

 48 - 66          .1600          300            .1565

 66 - 84          .1550          325            .1548

 84 - 120         .1500          350            .1533

 120 - 174        .1450          400            .1507

 174 - 228        .1400

 228 - 282        .1375

 282 - 336        .1350

 Over 336         .1325

   Prior to August 1, 1997, the group fee rate was based on a schedule with breakpoints ending at .1500% for average group assets in excess of $84 billion. The group fee rate breakpoints shown above for average group assets in excess of $120 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $156 billion and under $372 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $156 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $372 billion. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. Each of Fidelity Michigan Municipal Money Market Fund's and Fidelity Ohio Municipal Money Market Fund's current management contract reflects the group fee rate schedule above for average group assets under $156 billion and the group fee rate schedule below for average group assets in excess of $156 billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 120 - $156 billion   .1450%        $ 150 billion   .1736%

 156 - 192            .1400          175            .1690

 192 - 228            .1350          200            .1652

 228 - 264            .1300          225            .1618

 264 - 300            .1275          250            .1587

 300 - 336            .1250          275            .1560

 336 - 372            .1225          300            .1536

 372 - 408            .1200          325            .1514

 408 - 444            .1175          350            .1494

 444 - 480            .1150          375            .1476

 480 - 516            .1125          400            .1459

 Over 516             .1100          425            .1443

                                     450            .1427

                                     475            .1413

                                     500            .1399

                                     525            .1385

                                     550            .1372

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND FOR FIDELITY MUNICIPAL TRUST II IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 42:
    VOTING RIGHTS - BOTH TRUSTS .    Each fund's capital consists of shares
of beneficial interest. As a shareholder of either the Massachusetts or Delaware business trust, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated, the trust and its funds will continue indefinitely.